Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	Aug. 31, 2016	Aug. 31, 2015
Statements Of Operations
Revenue
Expenses
Professional fees	$ 3,000	$ 1,500	$ 7,990	$ 11,000	12,961	14,500
General and administrative	1,999	1,427	5,783	6,270	7,306	5,994
Management fees		6,000	9,600	18,000	36,800	24,000
Rent		6,000		18,000	36,800	24,000
Total expenses	4,999	(14,927)	23,373	(53,270)	93,867	68,494
Net loss	$ (4,999)	$ (14,927)	$ (23,373)	$ (53,270)	$ (93,867)	$ (68,494)
Basic loss per common share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.00)	$ (0.00)
Weighted average number of common shares - basic	23,802,264	22,170,000	22,743,983	22,170,000	22,170,000	22,170,000